Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Fiscal Year	Summary Compensation Table Total for PEO(a) ($)	Compensation Actually Paid to PEO (a) (b) (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a) (b) (c) ($)	Value of Initial Fixed $100 Investment Based on: (d)		Net Income ($ Millions)	Adjusted EBIT(e) ($ Millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	17,116,845	17,062,251	3,891,084	3,916,205	94.99	222.34	501	795
2024	12,257,314	12,289,963	2,540,439	2,545,118	90.48	192.01	479	766
2023	11,588,743	(3,838,775)	2,374,371	(266,923)	79.07	124.47	485	749
2022	13,689,123	11,139,628	3,183,175	3,297,303	125.22	158.40	1,151	1,584
2021	9,891,893	31,282,047	3,057,748	8,306,849	136.88	147.99	747	1,050

Named Executive Officers, Footnote	Mr. Nash was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
Enrique N. Mayor-Mora	Enrique N. Mayor-Mora	Enrique N. Mayor-Mora	Enrique N. Mayor-Mora	Enrique N. Mayor-Mora
Edwin J. Hill	James Lyski	James Lyski	James Lyski	James Lyski
Eric M. Margolin	Shamim Mohammad	Shamim Mohammad	Charles Joseph Wilson	Charles Joseph Wilson
Thomas W. Reedy	Diane L. Cafritz	Diane L. Cafritz	Shamim Mohammad	Shamim Mohammad
Edwin J. Hill
Eric M. Margolin

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended February 28, 2025. The comparison assumes $100 was invested for the period starting February 29, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 17,116,845	$ 12,257,314	$ 11,588,743	$ 13,689,123	$ 9,891,893
PEO Actually Paid Compensation Amount	$ 17,062,251	12,289,963	(3,838,775)	11,139,628	31,282,047
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no adjustments for inclusion of pension service cost or prior service cost because the Company’s defined benefit pension plans were frozen as of December 31, 2008, as described in the narrative to the “Pension Benefits in Fiscal 2025” table.

Fiscal Year	Summary Compensation Table Total for William D. Nash ($)	Exclusion of Change in Pension Value for William D. Nash ($)	Exclusion of Stock Awards and Option Awards for William D. Nash ($)	Inclusion of Equity Values for William D. Nash ($)	Compensation Actually Paid to William D. Nash ($)
2025	17,116,845	(11,126)	(12,109,385)	12,065,917	17,062,251
2024	12,257,314	(7,015)	(9,320,852)	9,360,516	12,289,963
2023	11,588,743	—	(8,865,651)	(6,561,867)	(3,838,775)
2022	13,689,123	—	(8,644,791)	6,095,296	11,139,628
2021	9,891,893	(977)	(6,999,999)	28,391,130	31,282,047

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,891,084	(1,368)	(2,043,731)	2,070,220	3,916,205
2024	2,540,439	(735)	(1,419,600)	1,425,014	2,545,118
2023	2,374,371	—	(1,361,434)	(1,279,860)	(266,923)
2022	3,183,175	(692)	(1,697,356)	1,812,176	3,297,303
2021	3,057,748	(4,870)	(1,830,920)	7,084,891	8,306,849

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for William D. Nash ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for William D. Nash ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for William D. Nash ($)	Total - Inclusion of Equity Values for William D. Nash ($)
2025	14,851,788	(840,041)	—	(1,945,830)	—	12,065,917
2024	9,283,691	363,030	—	(286,205)	—	9,360,516
2023	6,188,670	(8,972,961)	—	(3,777,576)	—	(6,561,867)
2022	6,285,491	(3,529,135)	—	3,338,940	—	6,095,296
2021	17,423,079	12,751,653	—	(1,783,602)	—	28,391,130

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,507,473	(125,865)	—	(311,388)	—	2,070,220
2024	1,412,455	61,267	—	(48,708)	—	1,425,014
2023	950,489	(1,549,074)	—	(681,275)	—	(1,279,860)
2022	895,895	(458,627)	383,234	991,674	—	1,812,176
2021	3,486,985	2,438,705	1,016,899	142,302	—	7,084,891

Non-PEO NEO Average Total Compensation Amount	$ 3,891,084	2,540,439	2,374,371	3,183,175	3,057,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,916,205	2,545,118	(266,923)	3,297,303	8,306,849
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no adjustments for inclusion of pension service cost or prior service cost because the Company’s defined benefit pension plans were frozen as of December 31, 2008, as described in the narrative to the “Pension Benefits in Fiscal 2025” table.

Fiscal Year	Summary Compensation Table Total for William D. Nash ($)	Exclusion of Change in Pension Value for William D. Nash ($)	Exclusion of Stock Awards and Option Awards for William D. Nash ($)	Inclusion of Equity Values for William D. Nash ($)	Compensation Actually Paid to William D. Nash ($)
2025	17,116,845	(11,126)	(12,109,385)	12,065,917	17,062,251
2024	12,257,314	(7,015)	(9,320,852)	9,360,516	12,289,963
2023	11,588,743	—	(8,865,651)	(6,561,867)	(3,838,775)
2022	13,689,123	—	(8,644,791)	6,095,296	11,139,628
2021	9,891,893	(977)	(6,999,999)	28,391,130	31,282,047

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,891,084	(1,368)	(2,043,731)	2,070,220	3,916,205
2024	2,540,439	(735)	(1,419,600)	1,425,014	2,545,118
2023	2,374,371	—	(1,361,434)	(1,279,860)	(266,923)
2022	3,183,175	(692)	(1,697,356)	1,812,176	3,297,303
2021	3,057,748	(4,870)	(1,830,920)	7,084,891	8,306,849

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for William D. Nash ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for William D. Nash ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for William D. Nash ($)	Total - Inclusion of Equity Values for William D. Nash ($)
2025	14,851,788	(840,041)	—	(1,945,830)	—	12,065,917
2024	9,283,691	363,030	—	(286,205)	—	9,360,516
2023	6,188,670	(8,972,961)	—	(3,777,576)	—	(6,561,867)
2022	6,285,491	(3,529,135)	—	3,338,940	—	6,095,296
2021	17,423,079	12,751,653	—	(1,783,602)	—	28,391,130

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,507,473	(125,865)	—	(311,388)	—	2,070,220
2024	1,412,455	61,267	—	(48,708)	—	1,425,014
2023	950,489	(1,549,074)	—	(681,275)	—	(1,279,860)
2022	895,895	(458,627)	383,234	991,674	—	1,812,176
2021	3,486,985	2,438,705	1,016,899	142,302	—	7,084,891

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between (i) the Company’s cumulative TSR over the five most recently completed fiscal years and the S&P 500 Retailing Index’s cumulative TSR over the same period, and (ii) the Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBIT during the five most recently completed fiscal years.

Total Shareholder Return Amount	$ 94.99	90.48	79.07	125.22	136.88
Peer Group Total Shareholder Return Amount	222.34	192.01	124.47	158.40	147.99
Net Income (Loss)	$ 501,000,000	$ 479,000,000	$ 485,000,000	$ 1,151,000,000	$ 747,000,000
Company Selected Measure Amount	795,000,000	766,000,000	749,000,000	1,584,000,000	1,050,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (c) below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for fiscal year 2025, fiscal 2024 and fiscal year 2023. EBIT is earnings before interest and taxes, and the Committee defined “Adjusted EBIT” as EBIT that excludes the impact of any unrealized gains or losses on equity investments in private companies (or companies in which CarMax initially invested while that company was private but had subsequently gone public) as well as other significant non-cash gains or losses that are non recurring in nature; however, including in EBIT for the relevant fiscal year the realized gains and losses in those investments to the extent that such gains or losses were realized in the applicable fiscal year. Adjusted EBIT may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax Income
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,126)	$ (7,015)	$ 0	$ 0	$ (977)
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,109,385)	(9,320,852)	(8,865,651)	(8,644,791)	(6,999,999)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,065,917	9,360,516	(6,561,867)	6,095,296	28,391,130
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,851,788	9,283,691	6,188,670	6,285,491	17,423,079
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,041)	363,030	(8,972,961)	(3,529,135)	12,751,653
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,945,830)	(286,205)	(3,777,576)	3,338,940	(1,783,602)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,368)	(735)	0	(692)	(4,870)
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,043,731)	(1,419,600)	(1,361,434)	(1,697,356)	(1,830,920)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,070,220	1,425,014	(1,279,860)	1,812,176	7,084,891
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,507,473	1,412,455	950,489	895,895	3,486,985
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,865)	61,267	(1,549,074)	(458,627)	2,438,705
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	383,234	1,016,899
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,388)	(48,708)	(681,275)	991,674	142,302
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0